Issued capital and reserves - Shares issued and fully paid (Details) € in Thousands, $ in Thousands	Sep. 30, 2020 USD ($) shares	Sep. 30, 2020 EUR (€) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 EUR (€) shares
Share Capital, Reserves And Other Equity Interest [Abstract]
Ordinary shares (in shares)	121,248,638	121,248,638	95,587,146	95,587,146
Ordinary shares	$ 2,962	€ 2,425	$ 2,403	€ 1,912